UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number:  028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joy-Isabelle Besse
Title:    Director
Phone:    0207-534-6002


Signature, Place and Date of Signing:


  /s/ Joy-Isabelle Besse        London, United Kingdom       November 5, 2009
--------------------------     ------------------------     --------------------
       [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:     None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         8

Form 13F Information Table Value Total:  $806,988
                                         -----------
                                         (thousands)


List of Other Included Managers:         None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2   COLUMN  3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8

                               TITLE                 VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP    (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
---------------------------   --------   ---------  --------   ----------  ---  ----  ----------  --------  ----------  ------  ----
CHOICE HOTELS INTL INC          COM      169905106    2,905        93,535   SH           SOLE       NONE        93,535
CLOROX CO DEL                   COM      189054109   81,601     1,387,294   SH           SOLE       NONE     1,387,294
DOMINOS PIZZA INC               COM      25754A201   50,503     5,712,972   SH           SOLE       NONE     5,712,972
DR PEPPER SNAPPLE GROUP INC     COM      26138E109  321,631    11,187,177   SH           SOLE       NONE    11,187,177
KIMBERLY CLARK CORP             COM      494368103  151,777     2,573,357   SH           SOLE       NONE     2,573,357
LEE ENTERPRISES INC             COM      523768109   10,724     3,899,661   SH           SOLE       NONE     3,899,661
PHILIP MORRIS INTL INC          COM      718172109   93,762     1,923,722   SH           SOLE       NONE     1,923,722
PROCTER & GAMBLE CO             COM      742718109   94,086     1,624,407   SH           SOLE       NONE     1,624,407





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